Loans and Advances to Banks - Schedule of Loans and Advances to Banks (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	€ 35,140		€ 30,428
Cash advances, overdrafts and other balances	5		3
Loans and advances to banks gross	35,145		30,431
Loan loss provisions	(9)		(9)
Loans and advances to banks	35,136	[1]	30,422	€ 28,811
Netherlands [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	13,641		7,967
Cash advances, overdrafts and other balances	0		1
Loans and advances to banks gross	13,641		7,968
Loan loss provisions	(6)		(5)
Loans and advances to banks	13,635		7,963
International [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	21,499		22,460
Cash advances, overdrafts and other balances	4		3
Loans and advances to banks gross	21,504		22,463
Loan loss provisions	(3)		(5)
Loans and advances to banks	€ 21,501		€ 22,458

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.